Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) (Parenthetical) - $ / shares	Mar. 06, 2020	Dec. 31, 2018
Common stock, shares authorized		100,000
Common stock, no par value		$ 0
Northland Securities Inc
Common stock issued to settle a payable, shares	140,000